INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2019
Income Tax Expenses Schedule Of Taxes On Income Included In Income Statements
INCOME TAX EXPENSES
NOTE 25 – INCOME TAX EXPENSES

a.	Corporate income tax rates applicable to the Group

The Group is taxed according to the regular corporate income tax in Israel.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, enacting that the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.

b. Deferred income taxes

Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2017	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2017	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2018	Charged to the income statement	Charged to other comprehensive income	Charged to retained earnings upon implementation of IFRS 16	As at December 31, 2019
Allowance for credit losses	45	*		45	(2)		43	(4)			39
Provisions for employee rights	14	*	1	15	2	*	17	1	*		18
Depreciable fixed assets and software	(35)	8		(27)	8		(19)	8			(11)
Lease - Right-of-use assets	-			-			-	17		(151)	(134)
Leases liabilities	-			-			-	(15)		157	142
Intangibles, deferred expenses and carry forward losses	9	7		16	(24)		(8)	(11)			(19)
Options granted to employees	6	*		6	(1)		5	1			6
Other	2	(2)		*	*		*	*			*
Total	41	13	1	55	(17)	*	38	(3)	*	6	41

* Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2018	2019
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	69	173
Deferred tax assets to be recovered within 12 months	52	85
	121	258
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	64	164
Deferred tax liabilities to be recovered within 12 months	19	53
	83	217
Deferred tax assets, net	38	41

c.	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (a) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
Profit before taxes on income,
as reported in the income statements	135	63	19
Theoretical tax expense	32	14	4
Increase in tax resulting from disallowable deductions	8	9	5
Taxes on income in respect of previous years	(10)	(15)	(7)
Temporary differences and tax losses for which no deferred income
tax asset was recognized	(9)	(1)	(2)
Income tax expenses	21	7	*

 * Representing an amount of less than NIS 1 million.

d.	Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31,
	2017	2018	2019
	In millions
For the reported year:
Current	44	6	3
Deferred, see (c) above	(4)	17	4
In respect of previous year:
Current	(10)	(15)	(7)
Deferred, see (c) above	(9)	(1)
	21	7	*

* Representing an amount of less than NIS 1 million.

e.	Tax assessments:

1)	In 2017, the Company received final income tax assessments for the years 2014 and 2015.

2)	In 2018, a Group's subsidiary received final income tax assessments for the years 2013 through 2016.

3)	As a general rule, income tax self-assessments filed by two other subsidiaries through the year ended December 31, 2014 are, by law, now regarded as final.

f.	Tax losses carried forward to future years:

At December 31, 2019, the Company had carry forward tax losses of approximately NIS 92 million. The losses can be carried forward indefinitely and have no expiry date. The Company recognized deferred tax asset regarding the tax losses.